Basic and Diluted Net Loss Per Share	6 Months Ended
Jun. 30, 2024
Basic and Diluted Net Loss Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE

NOTE 7 - BASIC AND DILUTED NET LOSS PER SHARE

a.	Basic net loss per ordinary share is computed by dividing net loss for each reporting period by the weighted-average number of ordinary shares outstanding during each year, prefunded warrants, fully vested restricted stock units and unit stock restricted vested fully. Diluted net loss per ordinary share is computed by dividing net loss for each reporting period by the weighted average number of ordinary shares outstanding during the period, plus dilutive potential ordinary shares considered outstanding during the period, in accordance with ASC No. 260-10 “Earnings Per Share”.

Details of the number of shares and loss used in the computation of net loss per share:

	For six months ended June 30
	2024		2023
	Weighted number of shares	Net loss attributable to equity holders of the Company	Weighted number of shares	Net loss attributable to equity holders of the Company
For the computation of basic and diluted loss	2,288,278,248	4,481	1,322,019,241	7,277

For the six months ended June 30, 2024, the following items have been excluded from the diluted weighted average number of shares outstanding because they are anti-dilutive: 98,171,200 share options, 254,893,245 restricted share units and 2,231,316,096 warrants.